Discontinued Operations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Jun. 30, 2025
Discontinued Operations [Line Items]
Cash consideration (in Yuan Renminbi)	¥ 70,000	¥ 359
Percentage of aggregate shares outstanding, diluted		7.85%
Percentage of aggregate voting power, diluted		16.75%
Net Income (loss) from discontinued operations (in Yuan Renminbi)		¥ 8,187
Shareholding ratio		7.85%
Class B Ordinary Shares [Member]
Discontinued Operations [Line Items]
Issuance of common stock (in Shares)		6,666,668	6,666,668
Puyi Group Limited [Member]
Discontinued Operations [Line Items]
Percentage of equity interests disposed	100.00%
AIFU Inc. [Member]
Discontinued Operations [Line Items]
Net Income (loss) from discontinued operations (in Yuan Renminbi)		¥ 8,187
AIFU Inc. [Member] | Class B Ordinary Shares [Member]
Discontinued Operations [Line Items]
Issuance of common stock (in Shares)		5,000,000